Income Tax Expense - Details of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of the detail of deferred tax assets and liabilities [line items]
Deferred tax assets	$ 163,282	$ 159,286	$ 180,598	$ 5,333	$ 185,691
Deferred tax liabilities	(127,193)	(201,741)	(278,177)	$ (4,154)	$ (310,427)
Deferred tax assets unrealized loss on inventories [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	21,126	24,317	15,963
Recognized in profit or loss	16,127	(3,191)	8,354
Ending balance	37,253	21,126	24,317
Property, plant and equipment, deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	38,894	36,636	36,401
Ending balance	40,741	38,894	36,636
Provisions [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	12,859	2,849	2,678
Recognized in profit or loss	1,518	10,010	171
Ending balance	14,377	12,859	2,849
Deferred tax assets deferred revenue [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	8,132	14,638	21,144
Recognized in profit or loss	(6,506)	(6,506)	(6,506)
Ending balance	1,626	8,132	14,638
Net defined benefit liability [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	48,433	97,248	98,921
Recognized in profit or loss	(4,236)	(4,368)	(4,672)
Recognized in other comprehensive income	(2,140)	(44,447)	2,999
Ending balance	42,057	48,433	97,248
Unrealized exchange losses deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	24,217	2,161	9,915
Recognized in profit or loss	(6,032)	22,056	(7,754)
Ending balance	18,185	24,217	2,161
Others [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	5,625	2,749	669
Recognized in profit or loss	3,418	2,876	2,080
Ending balance	9,043	5,625	2,749
Deferred tax asset [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	159,286	180,598	185,691
Recognized in profit or loss	6,136	23,135	(8,092)
Recognized in other comprehensive income	(2,140)	(44,447)	2,999
Ending balance	163,282	159,286	180,598
Property, plant and equipment, deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(116,974)	(192,687)	(255,484)
Recognized in profit or loss	42,142	75,713	62,797
Ending balance	(74,832)	(116,974)	(192,687)
Property, plant and equipment [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Recognized in profit or loss	1,847	2,258	235
Financial assets at fair value through other comprehensive income [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(72,843)	(85,402)	(54,943)
Recognized in other comprehensive income	51,638	12,559	(30,459)
Ending balance	(21,205)	(72,843)	(85,402)
Gain on investment in associates [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(11,923)
Recognized in profit or loss	(19,228)	(11,923)
Ending balance	(31,151)	(11,923)
Others [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(1)	(88)
Recognized in profit or loss	(4)	87	(88)
Ending balance	(5)	(1)	(88)
Deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(201,741)	(278,177)	(310,427)
Recognized in profit or loss	22,910	63,877	62,709
Recognized in other comprehensive income	51,638	12,559	(30,459)
Ending balance	$ (127,193)	$ (201,741)	$ (278,177)